Trading Activities Net Interest Income and Net Gains (Losses) on Trading Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Net Interest Income and Net Gains (Losses) on Trading Activities [Line Items]
Debt Securities, interest income	$ 2,831	$ 2,313		$ 2,047
Equity Securities, interest income	992	799	[1]	635	[1]
Loans held for sale, interest income	140	50	[1]	38	[1]
Total interest income	64,647	58,909		53,663
Total interest expense	587	416		353
Net interest Income	49,995	49,557		47,754
Debt securities, net gain (Losses)	(824)	125		(444)
Equity securities, net gains (losses)	(4,240)	3,394		1,213
Loans held for sale, net gain (losses)	(1)	45		55
Derivatives (3)	5,667	(3,022)		(214)
Net gains from trading activities (1)	602	542	[1]	610	[1]
Total trading-related net interest and noninterest income	3,495	2,992		2,716
Held for Trading [Member]
Net Interest Income and Net Gains (Losses) on Trading Activities [Line Items]
Equity Securities, interest income	587	515		383
Loans held for sale, interest income	62	38		29
Total interest income	3,480	2,866		2,459
Net interest Income	$ 2,893	$ 2,450		$ 2,106

[1]	(1)Financial information for the prior periods has been revised to reflect presentation changes made in connection with our adoption in first quarter 2018 of Accounting Standards Update (ASU) 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.